UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC.
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
St. Thomas, U.S.Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Prudent Bear Fund
Schedule of Investments
June 30, 2007
(Unaudited)

Shares		Value
	COMMON STOCKS - 19.2%
	BASIC MATERIALS - 9.5%
1,000,000	Alberta Star Development Corp. (Acquired 9/20/05, Cost $333,753) (a)(b)(c)(d)	$957,522
1,050,000	Anatolia Minerals Development Ltd. (a)	5,845,107
450,000	Anatolia Minerals Development Ltd. (Acquired 1/08/07, Cost $985,748) (a)(b)(c)(d)	2,505,046
714,715	Aquiline Resources, Inc. (a)	7,380,300
78,125	Aquiline Resources, Inc. (Acquired 11/15/06, Cost $137,665) (a)(b)(c)(d)	806,735
275,000	Aurora Energy Resources, Inc. (Acquired 3/22/06, Cost $850,662) (a)(b)(c)(d)	4,365,407
1,000,000	Candente Resource Corp. (a)	1,379,958
5,212,798	Capstone Mining Corp. (a)(e)	13,457,118
592,000	Capstone Mining Corp. (Acquired 12/21/05 & 5/12/06, Cost $617,436) (a)(b)(c)(d)(e)	1,528,280
705,883	Capstone Mining Corp. (Acquired 5/11/06, Cost $805,208) (a)(b)(c)(d)(e)	1,822,275
87,000	Chesapeake Gold Corp. (a)	563,530
973,238	East Asia Minerals Corporation (a)	1,598,842
200,000	Fronteer Development Group Inc. (Acquired 2/26/07, Cost $467,313) (a)(b)(c)(d)	2,026,754
1,298,265	Golden Cycle Gold Corporation (a)(e)	8,438,722
2,300,000	International KRL Resources Corp. (a)	475,006
500,000	Magnum Uranium Corp. (a)	342,642
3,235,000	Pershing Resources Corporation Inc. (a)	194,100
250,000	Powertech Uranium Corp. (Acquired 5/11/06, Cost $295,451) (a)(b)(c)(d)	518,658
1,821,403	Rimfire Minerals Corporation (a)(e)	3,505,164
300,000	Silver Spruce Resources, Inc. (a)	475,945
1,085,113	Silverstone Resources Corp. (Acquired 12/16/03, Cost $1,803,514) (a)(b)(c)(d)(e)	2,207,916
1,737,599	Silverstone Resources Corp. (Acquired 12/16/03 - 12/15/04, Cost $0) (a)(b)(c)(d)(e)	4,159,473
432,628	Silverstone Resources Corp. (Acquired 12/21/05 & 5/03/06, Cost $0) (a)(b)(c)(d)(e)	1,035,626
400,000	Silverstone Resources Corp. (Acquired 4/04/07, Cost $500,338) (a)(b)(c)(d)(e)	813,893
45,500	Sunridge Gold Corp. (a)	86,280
1,825,000	Trade Winds Ventures Inc. (Acquired 6/29/04, Cost $1,001,743) (a)(b)(c)(d)	582,492
800,000	Trade Winds Ventures Inc. (Acquired 11/30/04, Cost $847,500) (a)(b)(c)(d)	255,339
666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,532) (a)(b)(c)(d)	1,032,622
333,334	YGC Resources Ltd. (Acquired 4/20/07, Cost $295,679) (a)(b)(c)(d)	516,310
		68,877,062

	HEALTH CARE - 0.5%
850,000	ADVENTRX Pharmaceuticals, Inc. (a)	2,159,000
375,000	ADVENTRX Pharmaceuticals, Inc. (Acquired 3/01/06, Cost $228,750) (a)(b)(c)(d)	809,625
435,367	Cardima, Inc. (a)	19,592
100,000	Genitope Corporation (a)	386,000
52,000	Pro Pharmaceuticals, Inc. (a)	21,840
		3,396,057
	METALS & MINING - 9.0%
2,000,000	Abacus Mining & Exploration Corporation (a)	1,182,821
1,169,000	Antares Minerals (a)	1,865,571
334,000	Ascot Resources Ltd. (a)	714,874
40,000	Bear Creek Mining Corporation (Acquired 8/30/05, Cost $107,953) (a)(b)(c)(d)	317,296
20,000	Bear Creek Mining Corporation (Acquired 2/05/07, Cost $72,664) (a)(b)(c)(d)	158,648
3,000,000	Brilliant Mining Corp. (a)(e)	5,885,942
1,000,000	Brilliant Mining Corp. (Acquired 5/10/06, Cost $708,012) (a)(b)(c)(d)(e)	1,961,981
4,475,000	Cash Minerals Ltd. (a)(e)	4,200,892
2,000,000	Castillian Resources Corp. (a)	1,164,046
2,000,000	Commander Resources Ltd. (a)	591,411
2,866,200	Crosshair Exploration & Mining Corp. (a)(e)	7,775,938
500,000	Crosshair Exploration & Mining Corp. (Acquired 11/04/05, Cost $338,070) (a)(b)(c)(d)(e)	1,356,489
2,200,000	Fortuna Silver Mines, Inc. (a)	6,650,082
530,000	Fortuna Silver Mines, Inc. (Acquired 1/11/07, Cost $853,788) (a)(b)(c)(d)	1,361,756
857,143	Franklin Lake Resources Inc. (a)	154,286
1,500,000	Fury Explorations Ltd. (a)(e)	1,168,740
600,000	Fury Explorations Ltd. (Acquired 9/20/06, Cost $429,744) (a)(b)(c)(d)(e)	467,496
2,700,000	Geologix Explorations, Inc. (a)(e)	4,055,386
400,000	Global Copper Corp. (a)	1,145,271
1,155,000	Gold Canyon Resources, Inc. (a)	628,866
2,643,513	Golden Phoenix Minerals, Inc. (a)	925,230
2,000,000	Grande Portage Resources Ltd. (a)	891,809
800,000	Grande Portage Resources Ltd. (Acquired 12/06/06, Cost $491,356) (a)(b)(c)(d)	356,724
1,400,000	Grayd Resource Corp. (a)	827,975
200,000	Hard Creek Nickel Corp. (a)	352,969
500,000	Inter-Citic Minerals Inc. (a)	657,123
1,000,000	International Tower Hill Mines Ltd. (a)	2,769,303
175,000	International Tower Hill Mines Ltd. (Acquired 5/09/07, Cost $379,895) (a)(b)(c)(d)	411,934
800,000	Mansfield Minerals, Inc. (a)	2,530,861
1,510,000	Niblack Mining Corp. (a)(e)	1,162,356
222,500	Niblack Mining Corp. (Acquired 3/30/04, Cost $0) (a)(b)(c)(d)(e)	171,274
525,000	Niblack Mining Corp. (Acquired 3/02/06, Cost $252,050) (a)(b)(c)(d)(e)	404,131
400,000	Niblack Mining Corp. (Acquired 3/15/07, Cost $288,922) (a)(b)(c)(d)(e)	261,723
2,002,300	Sabina Silver Corporation (a)	4,999,876
2,000,000	Selkirk Metals Corp. (a)	2,008,918
1,400,000	Skygold Ventures Ltd. (a)	1,879,371
300,000	Universal Uranium Ltd. (a)	397,090
1,000,000	Uranium City Resources Inc. (a)	309,786
1,000,000	Victoria Resource Corp. (a)	675,898
		64,802,143

	POLLUTION CONTROL - 0.1%
628,209	Migami, Inc. (a)	69,103
1,316,300	Sonic Technology Solutions, Inc. (a)	605,479
		674,582
	TECHNOLOGY - 0.1%
398,432	Aura Systems, Inc. (a)	454,212
	TOTAL COMMON STOCKS (Cost $85,326,922)	138,204,056

	RIGHTS - 0.0%
8,700	Chesapeake Gold Corp.	9,392
	TOTAL RIGHTS (Cost $0)	9,392

	WARRANTS - 0.3%
	Alberta Star Development Corp.
500,000	Expiration: September 2007, Exercise Price: $0.65 CAD
	(Acquired 9/20/05, Cost $5,000) (b)(c)(d)	180,005
	Aquiline Resources, Inc.
78,125	Expiration: October 2007, Exercise Price: $3.00 CAD
	(Acquired 10/07/05, Cost $781) (b)(c)(d)	533,223
	Aura Systems, Inc.
105,990	Expiration: January 2008-2011, Exercise Price: $3.00
	(Acquired 3/21/06, Cost $1,060) (b)(c)(d)	—
	Brilliant Mining Corp.
500,000	Expiration: May 2008, Exercise Price: $1.05 CAD
	(Acquired 5/10/06, Cost $5,000) (b)(c)(d)	586,013
	Chesapeake Gold Corp.
43,500	Expiration: February 2012, Exercise Price: $8.00 CAD
	(Acquired 3/17/06, Cost $0) (b)(c)(d)	104,175
	Crosshair Exploration & Mining Corp.
250,000	Expiration: November 2007, Exercise Price: $1.25 CAD
	(Acquired 11/04/05, Cost $2,500) (b)(c)(d)	357,217
	East Asia Minerals Corporation
150,000	Expiration: October 2007, Exercise Price: $1.75 CAD
	(Acquired 10/27/05, Cost $1,500) (b)(c)(d)	51,579
	Fortuna Silver Mines, Inc.
265,000	Expiration: July 2008, Exercise Price: $2.30 CAD
	(Acquired 1/11/07, Cost $2,650) (b)(c)(d)	256,131
	Fury Explorations Ltd.
300,000	Expiration: September 2008, Exercise Price: $1.25 CAD
	(Acquired 9/20/06, Cost $3,000) (b)(c)(d)	48,073
	Grande Portage Resources Ltd.
400,000	Expiration: June 2008, Exercise Price: $1.10 CAD
	(Acquired 12/06/06, Cost $4,000) (b)(c)(d)	23,131
	International Tower Hill Mines Ltd.
175,000	Expiration: May 2009, Exercise Price: $3.00 CAD
	(Acquired 5/09/07, Cost $1,750) (b)(c)(d)	109,230
	Metalline Mining Co. Inc.
22,220	Expiration: October 2007, Exercise Price: $5.00
	(Acquired 10/08/02, Cost $222) (b)(c)(d)	4,982
	Niblack Mining Corp.
262,500	Expiration: September 2007, Exercise Price: $0.80 CAD
	(Acquired 3/02/06, Cost $2,625) (b)(c)(d)	37,727
200,000	Expiration: September 2008, Exercise Price: $1.25 CAD
	(Acquired 3/15/07, Cost $2,000) (b)(c)(d)	28,932
	Silverstone Resources Corp.
200,000	Expiration: April 2009, Exercise Price: $2.10 CAD
	(Acquired 4/04/07, Cost $2,000) (b)(c)(d)	217,658
	Sonic Technology Solutions, Inc.
375,000	Expiration: September 2007, Exercise Price: $2.75 CAD
	(Acquired 9/20/05, Cost $3,750) (b)(c)(d)	—
	TOTAL WARRANTS (Cost $37,838)	2,538,076

Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 2.1%
	Advanced Energy Industries, Inc.
500	Expiration: October 2007, Exercise Price: $20.00	55,000
	AGCO Corporation
400	Expiration: August 2007, Exercise Price: $35.00	8,000
300	Expiration: November 2007, Exercise Price: $35.00	26,250
	Ambac Financial Group, Inc.
200	Expiration: August 2007, Exercise Price: $85.00	47,500
	The AMEX Gold BUGS Index
500	Expiration: December 2007, Exercise Price: $310.00	750,000
	AMR Corporation
300	Expiration: January 2008, Exercise Price: $30.00	165,000
	Applied Materials, Inc.
700	Expiration: July 2007, Exercise Price: $20.00	40,250
	AvalonBay Communities, Inc.
400	Expiration: October 2007, Exercise Price: $110.00	162,000
	Avery Dennison Corporation
200	Expiration: July 2007, Exercise Price: $65.00	10,500
	Avon Products, Inc.
300	Expiration: July 2007, Exercise Price: $30.00	750
	Bank of America Corporation
500	Expiration: August 2007, Exercise Price: $50.00	85,000
300	Expiration: August 2007, Exercise Price: $52.50	108,000
	Bed Bath & Beyond Inc.
200	Expiration: November 2007, Exercise Price: $40.00	86,000
	CarMax, Inc.
100	Expiration: July 2007, Exercise Price: $27.50	20,750
	Carnival Corporation
300	Expiration: July 2007, Exercise Price: $50.00	51,000
600	Expiration: October 2007, Exercise Price: $42.50	39,000
400	Expiration: October 2007, Exercise Price: $45.00	46,000
	Carter's, Inc.
300	Expiration: September 2007, Exercise Price: $25.00	38,250
	Citigroup Inc.
300	Expiration: September 2007, Exercise Price: $47.50	24,000
200	Expiration: September 2007, Exercise Price: $50.00	30,000
	Corning Incorporated
500	Expiration: November 2007, Exercise Price: $22.50	37,500
	DaimlerChrysler AG
200	Expiration: October 2007, Exercise Price: $67.50	5,000
	Fannie Mae
200	Expiration: January 2008, Exercise Price: $55.00	33,500
300	Expiration: January 2008, Exercise Price: $60.00	85,500
	Financial Select Sector SPDR Fund
1,000	Expiration: September 2007, Exercise Price: $36.00	115,000
1,000	Expiration: September 2007, Exercise Price: $37.00	160,000
	Fortune Brands, Inc.
200	Expiration: December 2007, Exercise Price: $80.00	54,500
	Franklin Resources, Inc.
100	Expiration: October 2007, Exercise Price: $105.00	5,750
	Freddie Mac
200	Expiration: January 2008, Exercise Price: $60.00	75,000
	The Goodyear Tire & Rubber Company
900	Expiration: October 2007, Exercise Price: $22.50	9,000
	H&R Block, Inc.
400	Expiration: July 2007, Exercise Price: $22.50	14,000
	JPMorgan Chase & Co.
300	Expiration: September 2007, Exercise Price: $45.00	24,000
300	Expiration: September 2007, Exercise Price: $47.50	46,500
300	Expiration: September 2007, Exercise Price: $50.00	84,000
	Legg Mason, Inc.
100	Expiration: August 2007, Exercise Price: $90.00	12,000
	Lehman Brothers Holdings Inc.
200	Expiration: July 2007, Exercise Price: $70.00	17,000
100	Expiration: July 2007, Exercise Price: $75.00	23,250
200	Expiration: October 2007, Exercise Price: $65.00	34,000
	Lincare Holdings Inc.
700	Expiration: November 2007, Exercise Price: $37.50	85,750
	Market Vectors Gold Miners ETF
5,000	Expiration: July 2007, Exercise Price: $38.00	462,500
21,000	Expiration: December 2007, Exercise Price: $39.00	7,140,000
	Merrill Lynch & Co., Inc.
100	Expiration: July 2007, Exercise Price: $80.00	13,000
200	Expiration: July 2007, Exercise Price: $85.00	66,000
200	Expiration: October 2007, Exercise Price: $70.00	24,000
100	Expiration: October 2007, Exercise Price: $75.00	21,000
	Midwest Air Group, Inc.
400	Expiration: January 2008, Exercise Price: $15.00	68,000
	MKS Instruments, Inc.
400	Expiration: October 2007, Exercise Price: $25.00	28,000
	Mohawk Industries, Inc.
150	Expiration: August 2007, Exercise Price: $80.00	3,000
	Morgan Stanley
300	Expiration: July 2007, Exercise Price: $70.00	1,500
100	Expiration: July 2007, Exercise Price: $75.00	2,000
100	Expiration: July 2007, Exercise Price: $80.00	8,500
200	Expiration: October 2007, Exercise Price: $80.00	64,000
	The Morgan Stanley Retail Index
100	Expiration: September 2007, Exercise Price: $190.00	38,000
150	Expiration: September 2007, Exercise Price: $195.00	78,000
	The Morgan Stanley Technology Index
200	Expiration: December 2007, Exercise Price: $550.00	194,000
125	Expiration: December 2007, Exercise Price: $560.00	139,375
	Motorola, Inc.
1,500	Expiration: July 2007, Exercise Price: $17.50	48,750
	National City Corporation
300	Expiration: October 2007, Exercise Price: $35.00	81,000
300	Expiration: October 2007, Exercise Price: $37.50	139,500
	National Semiconductor Corporation
400	Expiration: November 2007, Exercise Price: $22.50	18,000
	Noven Pharmaceuticals, Inc.
500	Expiration: October 2007, Exercise Price: $22.50	77,500
	Oakley, Inc.
500	Expiration: August 2007, Exercise Price: $20.00	2,500
	O'Reilly Automotive, Inc.
107	Expiration: August 2007, Exercise Price: $30.00	803
	Pacific Sunwear of California, Inc.
400	Expiration: September 2007, Exercise Price: $20.00	33,000
	PowerShares QQQ
400	Expiration: September 2007, Exercise Price: $44.00	19,200
	QUALCOMM Inc.
600	Expiration: July 2007, Exercise Price: $42.50	39,000
	Quiksilver, Inc.
500	Expiration: August 2007, Exercise Price: $15.00	66,250
	The Russell 2000 Index
100	Expiration: September 2007, Exercise Price: $710.00	57,500
100	Expiration: September 2007, Exercise Price: $740.00	90,000
200	Expiration: December 2007, Exercise Price: $750.00	394,000
100	Expiration: December 2007, Exercise Price: $760.00	216,500
	Schering-Plough Corporation
1,000	Expiration: August 2007, Exercise Price: $22.50	2,500
	Semiconductor HOLDRs Trust
500	Expiration: November 2007, Exercise Price: $35.00	47,500
	Sotheby's
300	Expiration: July 2007, Exercise Price: $35.00	2,250
	Standard and Poor's 100 Index
500	Expiration: December 2007, Exercise Price: $600.00	287,500
	Standard and Poor's 500 Index
100	Expiration: September 2007, Exercise Price: $1,275.00	41,000
1,000	Expiration: December 2007, Exercise Price: $1,200.00	560,000
400	Expiration: December 2007, Exercise Price: $1,350.00	728,000
	Standard and Poor's Midcap 400 Index
100	Expiration: September 2007, Exercise Price: $780.00	49,500
	Stericycle, Inc.
800	Expiration: August 2007, Exercise Price: $37.50	6,000
	UST Inc.
200	Expiration: January 2008, Exercise Price: $55.00	79,000
	UTStarcom, Inc.
1,800	Expiration: November 2007, Exercise Price: $7.50	391,500
	Volcom, Inc.
700	Expiration: July 2007, Exercise Price: $30.00	3,500
	Wachovia Corporation
600	Expiration: October 2007, Exercise Price: $52.50	169,500
300	Expiration: October 2007, Exercise Price: $55.00	135,000
	Walgreen Co.
400	Expiration: July 2007, Exercise Price: $42.50	11,000
200	Expiration: July 2007, Exercise Price: $45.00	31,500
	WCI Communities, Inc.
400	Expiration: September 2007, Exercise Price: $20.00	152,000
400	Expiration: January 2008, Exercise Price: $20.00	170,000
	Wells Fargo & Company
900	Expiration: October 2007, Exercise Price: $35.00	121,500
	Whirlpool Corporation
100	Expiration: September 2007, Exercise Price: $85.00	6,250
	Williams-Sonoma, Inc.
200	Expiration: November 2007, Exercise Price: $35.00	84,000
	Wm. Wrigley Jr. Company
600	Expiration: September 2007, Exercise Price: $50.00	24,000
	TOTAL PURCHASED PUT OPTIONS (Cost $19,172,676)	15,451,878

Shares
	SHORT-TERM INVESTMENTS - 79.7%
	Mutual Funds - 1.2%
8,787,276	Federated US Treasury Cash Reserve Fund	8,787,276

Principal
Amount
	U.S. Treasury Bills - 78.5%
$ 21,700,000	4.915%, 7/05/2007 (f)(h)	21,688,464
22,500,000	4.895%, 7/12/2007 (f)(h)	22,467,242
22,000,000	4.891%, 7/19/2007 (f)(h)	21,947,625
17,000,000	4.841%, 7/26/2007 (f)(h)	16,944,316
20,000,000	4.870%, 8/02/2007 (f)(h)	19,915,780
19,000,000	4.776%, 8/09/2007 (f)(h)	18,904,242
19,000,000	4.763%, 8/16/2007 (f)(h)	18,887,394
25,800,000	4.820%, 8/23/2007 (f)(h)	25,622,628
18,000,000	4.635%, 8/30/2007 (f)(h)	17,865,576
100,000,000	4.667%, 9/06/2007 (f)(h)	99,142,900
22,000,000	4.672%, 9/13/2007 (g)(h)	21,797,336
19,000,000	4.552%, 9/20/2007 (g)(h)	18,801,982
51,909,000	4.730%, 9/27/2007 (g)(h)	51,321,909
24,000,000	4.662%, 10/04/2007 (g)(h)	23,706,720
2,000,000	4.721%, 10/11/2007 (h)	1,973,554
60,000,000	4.892%, 10/25/2007 (g)(h)	59,098,800
98,000,000	4.851%, 11/29/2007 (g)(h)	96,076,750
10,300,000	4.819%, 12/27/2007 (h)	10,058,496
		566,221,714

	TOTAL SHORT-TERM INVESTMENTS (Cost $575,033,259)	575,008,990

	Total Investments (Cost $679,570,695) (i) - 101.3%	731,212,392
	Liabilities in Excess of Other Assets - (1.3)%	(9,723,513)
	TOTAL NET ASSETS - 100.0%	$721,488,879

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Affiliated company.
(f)	All or a portion of the securities have been committed as collateral for open short positions.
(g)	All or a portion of the securities have been committed as collateral for futures contracts.
(h)	Rate shown is the calculated yield to maturity.
(i)	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:
	Cost of investments	$684,644,202
	Gross unrealized appreciation	68,607,196
	Gross unrealized depreciation	(22,039,006)
	Net unrealized appreciation	$46,568,190

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to the Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

CAD -	Canadian Dollars
ETF -	Exchange-Traded Fund

Prudent Bear Fund
Schedule of Securities Sold Short
June 30, 2007
(Unaudited)

Shares		Value
135,000	Advanced Energy Industries, Inc.	$3,059,100
30,000	Advanced Micro Devices, Inc.	429,000
5,000	Ambac Financial Group, Inc.	435,950
65,000	American Reprographics Co.	2,001,350
20,000	Aqua America, Inc.	449,800
32,000	AvalonBay Communities, Inc.	3,804,160
82,000	Bank of America Corporation	4,008,980
170,000	Bed Bath & Beyond Inc.	6,118,300
217,000	Benchmark Electronics, Inc.	4,908,540
430,000	Boston Scientific Corp.	6,596,200
70,500	Brunswick Corporation	2,300,415
13,000	Capital One Financial Corp.	1,019,720
275,000	CarMax, Inc.	7,012,500
225,000	Carter's, Inc.	5,836,500
170,000	The Cheesecake Factory	4,168,400
14,000	Chesapeake Energy Corp.	484,400
60,000	Chico's FAS, Inc.	1,460,400
41,000	Citigroup Inc.	2,102,890
27,000	Comverse Technology, Inc.	562,950
270,000	Constellation Brands, Inc. - Class A	6,555,600
30,000	Consumer Staples Select Sector SPDR Fund	811,200
50,000	D.R. Horton, Inc.	996,500
250,000	DIAMONDS Trust Series I	33,550,000
20,300	Eldorado Gold Corporation	118,349
45,000	Electronic Arts, Inc.	2,129,400
19,000	Fannie Mae	1,241,270
235,000	Financial Select Sector SPDR Fund	8,502,300
55,000	Fortune Brands, Inc.	4,530,350
47,000	Freddie Mac	2,852,900
60,000	General Motors Corporation	2,268,000
115,000	Globalstar, Inc.	1,190,250
125,000	Golden Star Resources Ltd.	463,750
77,000	Harley-Davidson, Inc.	4,589,970
30,000	Hovnanian Enterprises, Inc.	495,900
40,000	iShares Dow Jones U.S. Technology Sector Index Fund	2,374,000
12,000	iShares Goldman Sachs Technology Index Fund	676,800
30,000	iShares Russell 2000 Growth Index Fund	2,573,400
225,000	Ivanhoe Mines Ltd.	3,204,000
100,000	Ivanhoe Mines Ltd.	1,417,508
35,000	JPMorgan Chase & Co.	1,695,750
27,000	KB Home	1,062,990
270,000	Leggett & Platt, Inc.	5,953,500
6,000	Lehman Brothers Holdings Inc.	447,120
35,000	Lennar Corporation	1,279,600
140,000	Lincare Holdings Inc.	5,579,000
75,000	Logitech International SA	1,979,250
27,000	M.D.C. Holdings, Inc.	1,305,720
60,000	Marvell Technology Group Ltd.	1,092,600
33,000	MBIA Inc.	2,053,260
6,000	Merrill Lynch & Co, Inc.	501,480
45,000	MGIC Investment Corporation	2,558,700
6,000	Morgan Stanley	503,280
317,000	Motorola, Inc.	5,610,900
205,000	Office Depot, Inc.	6,211,500
115,000	Patterson Companies, Inc.	4,286,050
22,000	Pool Corporation	858,660
15,000	QUALCOMM Inc.	650,850
29,000	The Ryland Group, Inc.	1,083,730
60,000	Seagate Technology	1,306,200
190,000	Sonic Corp.	4,202,800
125,000	SPDR S&P Homebuilders ETF	3,778,750
148,000	SPDR S&P Retail ETF	6,405,440
235,000	SPDR Trust Series 1	35,351,050
255,000	Starbucks Corp.	6,691,200
80,000	Tellabs, Inc.	860,800
50,000	Toll Brothers, Inc.	1,249,000
62,000	UST Inc.	3,330,020
532,000	UTStarcom, Inc.	2,984,520
76,000	Wachovia Corporation	3,895,000
150,000	Walgreen Co.	6,531,000
131,000	Wal-Mart Stores, Inc.	6,302,410
23,000	Washington Mutual, Inc.	980,720
15,000	Websense, Inc.	318,750
80,000	Wells Fargo & Company	2,813,600
168,000	Whole Foods Market, Inc.	6,434,400
110,000	Williams-Sonoma, Inc.	3,473,800
	TOTAL SECURITIES SOLD SHORT (Proceeds $254,985,011)	$278,924,402

Prudent Global Income Fund
Schedule of Investments
June 30, 2007
(Unaudited)

Shares			Value
		COMMON STOCKS - 7.0%
		CANADA - 5.1%
90,186		Agnico-Eagle Mines Limited	$3,278,106
2,500,000		BacTech Mining Corporation (a)	363,764
445,000		Central Fund of Canada Limited - Class A	4,045,050
353		First Majestic Silver Corp. (a)	1,498
687,500		First Majestic Silver Corp. (Acquired 5/07/04, Cost $1,282,327) (a)(b)(c)(d)	2,917,156
300,000		Kinross Gold Corporation (a)	3,504,000
125,000		Meridian Gold, Inc. (a)	3,447,500
			17,557,074
		SOUTH AFRICA - 1.0%
85,000		AngloGold Ashanti Limited - ADR	3,214,700
		UNITED STATES - 0.9%
20,000		Newmont Mining Corp.	781,200
100,000		Royal Gold, Inc.	2,377,000
			3,158,200
		TOTAL COMMON STOCKS (Cost $16,915,169)	23,929,974

Principal
Amount
		CONVERTIBLE BONDS - 0.6%
		BacTech Mining Corporation
3,000,000	CAD	10.000%, 3/15/2009 (Acquired 3/15/04, Cost $2,230,050) (b)(c)(d)	1,971,368
		TOTAL CONVERTIBLE BONDS (Cost $2,230,050)	1,971,368

		CORPORATE BONDS - 3.1%
		UBS Gold Bullion Notes
$ 7,000,000		0.000%, 8/29/2008 (a)(e)	10,692,500
		TOTAL CORPORATE BONDS (Cost $7,000,000)	10,692,500

		FOREIGN TREASURY OBLIGATIONS - 73.1%
		AUSTRALIA - 4.3%
		Australian Government Bond
17,125,000	AUD	8.750%, 8/15/2008	14,885,329
		CANADA - 8.2%
		Canadian Treasury Bill
30,998,000	CAD	4.184%, 2/21/2008 (f)	28,252,484
		DENMARK - 4.2%
		Kingdom of Denmark Bonds
78,980,000	DKK	7.000%, 11/15/2007	14,482,468
		FRANCE - 8.8%
		French Discount Treasury Bill
22,800,000	EUR	4.152%, 12/06/2007 (f)	30,315,653
		GERMANY - 11.2%
		Bundesschatzanweisungen German Bonds
28,495,000	EUR	2.750%, 12/14/2007	38,308,680
		HONG KONG - 6.4%
		Hong Kong Treasury Bill
172,500,000	HKD	3.620%, 7/25/2007 (f)	22,009,909
		ITALY - 1.0%
		Republic of Italy Bond
416,000,000	JPY	3.800%, 3/27/2008	3,453,923
		NEW ZEALAND - 1.2%
		New Zealand Government Bond
5,215,000	NZD	6.000%, 7/15/2008	3,961,529
		NORWAY - 4.2%
		Norwegian Treasury Bill
85,630,000	NOK	3.825%, 9/19/2007 (f)	14,382,389
		SINGAPORE - 4.7%
		Singapore Government Bond
24,500,000	SGD	2.625%, 10/01/2007	16,018,911
		SWEDEN - 4.6%
		Swedish Government Bond
108,200,000	SEK	8.000%, 8/15/2007	15,891,756
		SWITZERLAND - 11.7%
		Swiss Government Bond
16,222,000	CHF	4.250%, 1/08/2008	13,393,940
		Swiss Treasury Bill
32,900,000	CHF	2.230%, 8/09/2007 (f)	26,864,069
			40,258,009
		UNITED KINGDOM - 2.6%
		United Kingdom Treasury Bond
4,400,000	GBP	5.000%, 3/07/2008	8,798,144
		TOTAL FOREIGN TREASURY OBLIGATIONS (Cost $243,122,582)	251,019,184

Shares
		SHORT-TERM INVESTMENTS - 16.2%
		Mutual Funds - 1.4%
4,930,350		Federated US Treasury Cash Reserve Fund	4,930,350

Principal
Amount
		U.S. Treasury Bills - 14.8%
$ 11,000,000		4.611%, 7/05/2007 (f)	10,994,461
34,000,000		4.431%, 7/12/2007 (f)	33,954,756
6,000,000		3.909%, 7/19/2007 (f)	5,988,459
			50,937,676
		TOTAL SHORT-TERM INVESTMENTS (Cost $55,868,026)	55,868,026
		Total Investments (Cost $325,135,827) (g) - 100.0%	343,481,052
		Other Assets in Excess of Liabilities - 0.0%	97,231
		TOTAL NET ASSETS - 100.0%	$343,578,283

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Redemption value linked to the value of gold bullion.
(f)	Rate shown is the calculated yield to maturity.
(g)	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:
	Cost of investments		$326,980,489
	Gross unrealized appreciation		17,597,815
	Gross unrealized depreciation		(1,097,252)
	Net unrealized appreciation		$16,500,563

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to the Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

ADR	American Depository Receipt
AUD	Australian Dollars
GBP	British Pounds
CAD	Canadian Dollars
DKK	Danish Krone
EUR	European Monetary Units
HKD	Hong Kong Dollars
JPY	Japanese Yen
NOK	Norwegian Kroner
NZD	New Zealand Dollars
SGD	Singapore Dollars
CHF	Swiss Francs
SEK	Swedish Krona

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)    The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)    There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudent Bear Funds, Inc.

By (Signature and Title)   /s/ David W. Tice
David W. Tice, President

Date   8/23/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ David W. Tice
David W. Tice, President

Date   8/23/2007

By (Signature and Title)   /s/ David W. Tice
David W. Tice, Treasurer

Date   8/23/2007